Note 2 - Segment Information	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

Note 8. Segment Information

Vision has two reportable segments, medical and industrial. Each of these operating segments has unique characteristics. Management evaluates the revenue and profitability performance of each of Vision’s product lines to make operating and strategic decisions. Vision has no intersegment revenue.

Vision’s medical segment designs, develops, manufactures, and markets its advanced line of endoscopy-based products, including Vision’s state-of-the-art flexible endoscopes, and its EndoSheath technology (referred to as a sheath or EndoSheath disposable) for a variety of specialties and markets.

Vision’s industrial segment, through its wholly-owned subsidiary Machida, designs, manufactures, and sells borescopes to a variety of users, primarily in the aircraft engine manufacturing and aircraft engine maintenance industries. A borescope is an instrument that uses optical fibers for the visual inspection of narrow cavities. Machida’s borescopes are used to inspect aircraft engines, casting parts and ground turbines, among other items.

The following table presents key financial highlights, by reportable segments:

Three Months Ended September 30, 2014	Medical	Industrial	Adjustments*	Consolidated
Net sales	$3,267	$843	$—	$4,110
Gross profit	1,023	235	—	1,258
Operating loss	(1,435)	(6)	—	(1,441)
Interest expense, net	(106)	—	—	(106)
Depreciation and amortization	151	1	—	152
Stock-based compensation expense	186	9	—	195
Expenditures for fixed assets	(8)	—	—	(8)

As of September 30, 2014
Total assets	10,542	1,865	(2,358)	10,049

Three Months Ended September 30, 2013
Net sales	$3,399	$569	$—	$3,968
Gross profit	981	214	—	1,195
Operating loss	(1,345)	62	—	(1,283)
Interest expense, net	(44)	—	—	(44)
Depreciation and amortization	170	3	—	173
Stock-based compensation expense	(221)	(6)	—	(227)
Expenditures for fixed assets	46	—	—	46

As of September 30, 2013
Total assets	11,240	1,333	(1,840)	10,733
Six Months Ended September 30, 2014	Medical	Industrial	Adjustments*	Consolidated
Net sales	$6,327	$1,535	$—	$7,862
Gross profit	1,921	486	—	2,407
Operating loss	(3,273)	(46)	—	(3,319)
Interest expense, net	(189)	—	—	(189)
Depreciation and amortization	314	4	—	318
Stock-based compensation expense	328	21	—	349
Expenditures for fixed assets	17	—	—	17

Six Months Ended September 30, 2013
Net sales	$6,428	$1,192	$—	$7,620
Gross profit	1,774	501	—	2,275
Operating loss	(3,732)	60	—	(3,672)
Interest expense, net	(85)	—	—	(85)
Depreciation and amortization	355	7	—	362
Stock-based compensation expense	309	19	—	328
Expenditures for fixed assets	46	—	—	46

*	Adjustments

	As of September 30,
	2014	2013
Intercompany eliminations	$(1,672)	$(1,154)
Investment in subsidiaries	(686)	(686)
Total adjustments	$(2,358)	$(1,840)

Note 2. Segment Information

Vision designs, develops, manufactures, and markets products for endoscopy in two reportable segments: medical and industrial.

Management evaluates the revenue and profitability performance of each of its segments to make operating and strategic decisions. Vision has no intersegment revenue.

Fiscal Year Ended March 31,	Medical	Industrial	Adjustments*	Consolidated
2014
Net sales	$14,133	$2,975	$—	$17,108
Gross profit	3,469	1,029	—	4,498
Operating loss	(7,435)	(9)	—	(7,444)
Depreciation and amortization	684	11	—	695
Assets	11,243	1,775	(2,185)	10,833
Expenditures for fixed assets	53	—	—	53

2013
Net sales	$11,630	$3,657	$—	$15,287
Gross profit	3,102	1,240	—	4,342
Operating loss	(8,381)	(96)	—	(8,477)
Depreciation and amortization	772	23	—	795
Assets	11,833	1,466	(1,922)	11,377
Expenditures for fixed assets	95	—	—	95

*	Adjustments
	March 31,
	2014	2013
Intercompany eliminations	$(1,499)	$(1,236)
Investment in subsidiaries	(686)	(686)
Total adjustments	$(2,185)	$(1,922)

The following table presents the reconciliation of loss before provision for income taxes:

	Fiscal Year Ended March 31,
	2014	2013
Operating loss	$(7,444)	$(8,477)
Interest expense, net	(191)	(499)
Debt cost expense	(43)	(272)
Loss on extinguishment of debt	—	(1,244)
Other, net	(24)	(53)
Loss before provision for income taxes	$(7,702)	$(10,545)

The following table presents net sales based on the geographic location of the external customer. The United Kingdom accounted for 14% of Vision’s worldwide net sales in fiscal 2014. No individual foreign country accounted for more than 10% of its worldwide net sales in fiscal 2013.

	Fiscal Year Ended March 31,
	2014		2013
United States	$11,435	67%	$10,296	67%
Europe	4,642	27%	3,527	23%
Asia and Australia	349	2%	345	2%
Canada	274	2%	471	3%
Middle East and Africa	254	1%	468	3%
Central and South America	154	1%	180	2%
Net sales	$17,108	100%	$15,287	100%